Schedule of lease liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Lease liabilities [abstract]
As at April 1	$ 961,875	$ 500,308
Additions		921,737
Accretion of interest	50,459	48,245
Payments	(453,062)	(508,415)
As at March 31	$ 559,272	$ 961,875